As filed with the Securities and Exchange Commission on March 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 S. Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 S. Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

1-312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments
January 31, 2005 (Unaudited)

Shares	COMMON STOCKS - 90.7%	Value
	Air Transport - 0.8%
264,000	Air Methods Corporation*	$ 1,964,160

	Biotechnology - 2.7%
40,000	Bradley Pharmaceuticals, Inc.*	575,600
215,000	LifeCell Corporation*	1,913,500
144,463	Stratagene Corp.*	953,456
45,000	ThermoGenesis Corp.*	258,750
550,000	Trinity Biotech PLC - ADR*	1,474,000
150,000	Vasogen, Inc.*	747,000
266,000	Zila, Inc.*	1,042,720
		6,965,026
	Business Services - 8.3%
179,600	Barrett Business Services, Inc.*	3,134,020
177,699	Carlisle Holdings Limited*	1,252,778
71,000	CellStar Corporation*	226,490
271,750	Danka Business Systems PLC ADR*	711,985
45,000	Exponent, Inc.*	1,122,750
310,000	Greg Manning Auctions, Inc.*	3,596,000
83,000	The Keith Companies, Inc.*	1,407,680
283,350	Modtech Holdings, Inc.*	2,459,478
129,500	RCM Technologies, Inc.*	595,700
194,700	Rentrak Corporation*	2,120,283
144,200	Team, Inc.*	2,429,770
35,000	World Fuel Services Corporation	1,773,800
86,800	Zomax Incorporated*	377,580
		21,208,314
	Chemicals & Related Products - 0.8%
224,000	Aceto Corporation	2,105,600

	Computers & Electronics - 2.0%
129,400	COMARCO, Inc.*	1,041,670
165,200	LaBarge, Inc.*	1,846,936
7,016	Richardson Electronics, Ltd.	76,685
126,000	Rimage Corporation*	2,026,080
		4,991,371
	Consumer Products - Manufacturing - 13.1%
115,000	AMX Corporation*	1,864,150
216,821	Ashworth, Inc.*	2,443,573
96,000	Boston Acoustics, Inc.	1,342,080
125,000	BriteSmile, Inc.*	741,250
275,000	Compex Technologies, Inc.*	1,292,500
115,000	Culp, Inc.*	724,500
111,500	Emak Worldwide Inc.*	1,116,115
85,198	Haggar Corp.	1,873,504
259,500	Hauppauge Digital, Inc.*	1,388,325
30,000	Helen of Troy Limited*	958,800
35,000	Hooker Furniture Corporation	816,550
106,225	Matrixx Initiatives, Inc.*	1,029,320
65,000	Measurement Specialties, Inc.*	1,669,850
50,000	The Middleby Corporation*	2,518,500
40,000	Monaco Coach Corporation	740,400
40,000	Noble International, Ltd.	950,000
90,000	Perry Ellis International, Inc.*	1,899,000
215,600	Phoenix Footwear Group, Inc.*	1,315,160
60,000	Q.E.P. Co., Inc.*	835,800
32,500	RC2 Corporation*	940,875
3,300	Stanley Furniture Company, Inc.	153,417
118,600	Tandy Brands Accessories, Inc.	1,724,444
72,100	Twin Disc, Incorporated	1,946,700
77,000	Universal Electronics Inc.*	1,305,920
112,000	Water Pik Technologies, Inc.*	2,128,000
		33,718,733
	Consumer Services - 1.6%
109,689	LESCO, Inc.*	1,489,577
180,000	Stewart Enterprises, Inc.*	1,155,600
60,000	TBC Corporation*	1,532,400
		4,177,577
	Energy & Related Services - 6.5%
748,000	Electric City Corp.*	740,520
84,000	GulfMark Offshore, Inc.*	2,060,520
116,300	Layne Christensen Company*	2,151,550
154,500	Michael Baker Corporation*	3,006,570
750,000	Newpark Resources, Inc.*	3,900,000
100,000	OMI Corporation	1,750,000
296,000	OMNI Energy Services Corp.*	503,200
125,000	Willbros Group, Inc.*	2,680,000
		16,792,360
	Environmental Services - 1.8%
70,000	Duratek, Inc.*	1,962,100
364,200	Synagro Technologies, Inc.*	1,438,590
299,200	Versar, Inc.*	1,298,528
		4,699,218
	Financial Services - 4.5%
205,000	EZCORP, Inc. - Class A*	3,911,400
133,113	Nicholas Financial, Inc.	2,205,682
105,000	QC Holdings, Inc.*	1,827,000
154,500	Sanders Morris Harris Group, Inc.	2,688,300
239,500	US Global Investors, Inc. - Class A*	974,765
		11,607,147
	Food - 2.1%
195,350	Landec Corporation*	1,322,520
100,000	Penford Corporation	1,454,000
351,800	Poore Brothers, Inc.*	1,185,566
187,000	SunOpta, Inc.*	1,323,960
		5,286,046
	Leisure - 2.2%
353,700	Century Casinos, Inc.*	2,960,469
91,400	Monarch Casino & Resort, Inc.*	2,767,592
		5,728,061
	Medical Supplies & Services - 10.8%
170,860	Allied Healthcare Products, Inc.*	1,059,332
117,000	Cantel Medical Corp.*	2,875,860
325,200	CardioTech International, Inc.*	780,480
105,000	CNS, Inc.	1,608,600
311,700	DrugMax, Inc.*	984,972
144,000	Healthcare Services Group, Inc.	2,808,000
65,521	Horizon Health Corporation*	1,995,114
66,020	Lifeline Systems, Inc.*	1,801,686
94,516	Medical Action Industries, Inc.*	1,746,656
54,565	National Dentex Corporation*	1,102,213
300,000	Natus Medical, Inc.*	2,172,000
141,300	Option Care, Inc.	2,443,077
390,000	PainCare Holdings, Inc.*	1,638,000
134,000	Psychemedics Corporation	1,742,000
60,000	SFBC International, Inc.*	2,352,600
122,500	ZEVEX International, Inc.*	477,750
		27,588,340
	Military Equipment - 0.4%
47,100	The Allied Defense Group, Inc.*	1,055,040

	Minerals & Resources - 1.8%
57,000	Century Aluminum Company*	1,420,440
78,000	Metal Management, Inc.	2,101,320
135,000	NovaGold Resources, Inc.*	1,035,450
		4,557,210
	Oil & Gas - 3.4%
186,600	Brigham Exploration Company*	1,608,492
120,000	Carrizo Oil & Gas, Inc.*	1,458,000
72,500	Dawson Geophysical Co.*	1,413,025
54,000	Giant Industries, Inc.*	1,575,720
100,000	Harvest Natural Resources, Inc.*	1,297,000
90,000	KCS Energy, Inc.*	1,309,500
		8,661,737
	Real Estate - 0.9%
161,000	Monmouth Real Estate Investment Corporation - Class A	1,370,110
24,200	Tejon Ranch Co.*	1,046,892
		2,417,002
	Retail - 5.6%
47,800	Duckwall-ALCO Stores, Inc.*	884,300
95,100	Factory Card & Party Outlet Corp.*	1,069,875
51,000	Finlay Enterprises, Inc.*	854,760
425,300	Flanders Corporation*	3,934,025
72,800	Lifetime Hoan Corp.	1,096,368
20,000	MarineMax, Inc.*	629,200
48,000	Monro Muffler Brake, Inc.*	1,245,120
10,000	Parlux Fragrances, Inc.*	222,500
119,495	PC Mall, Inc.*	1,974,057
70,000	REX Stores Corporation*	1,019,200
40,600	Rush Enterprises, Inc. - Class A*	617,932
46,050	Rush Enterprises, Inc. - Class B*	726,669
		14,274,006
	Retail - Auto Parts - 1.3%
100,000	Keystone Automotive Industries, Inc.*	2,200,000
85,000	LoJack Corp.*	1,171,300
		3,371,300
	Semiconductor Related Products - 1.0%
375,000	FSI International, Inc.*	1,608,750
200,000	SpatiaLight, Inc.*	940,000
		2,548,750
	Software - 5.9%
70,000	Aladdin Knowledge Systems*	1,770,300
240,900	American Software, Inc. - Class A	1,568,259
233,927	Captaris Inc.*	1,148,581
194,302	Captiva Software Corporation*	1,993,539
190,000	MapInfo Corporation*	2,443,400
197,000	Moldflow Corporation*	3,329,300
190,000	PLATO Learning, Inc.*	1,388,900
85,000	TradeStation Group, Inc.*	518,500
130,000	Tyler Technologies, Inc.*	994,500
		15,155,279
	Specialty Manufacturing - 3.7%
146,100	AEP Industries Inc.*	2,753,985
50,000	Cascade Corporation	1,830,000
54,500	Printronix, Inc.	926,500
65,400	Quixote Corporation	1,307,346
56,000	Raven Industries, Inc.	1,029,280
189,500	RF Monolithics, Inc.*	1,409,880
11,600	Titan International, Inc.	165,300
		9,422,291
	Telecommunications - 6.5%
109,000	Digi International Inc.*	1,623,010
274,600	EFJ, Inc.*	2,509,844
437,200	Emerson Radio Corp.*	1,661,360
190,000	Gilat Satellite Networks Ltd.*	1,398,400
295,200	Globecomm Systems Inc.*	2,016,216
111,000	Harmonic Inc.*	1,265,400
349,000	The Management Network Group, Inc.*	799,210
70,500	RADVision Ltd.*	1,036,350
213,700	Radyne ComStream, Inc.*	1,869,875
200,000	Stratex Networks, Inc.*	456,000
491,300	TeleCommunication Systems, Inc. - Class A*	1,262,641
215,000	WatchGuard Technologies, Inc.*	872,900
		16,771,206
	Transportation - 3.0%
79,800	Celadon Group, Inc.*	1,900,038
150,300	Transport Corporation of America, Inc.*	1,409,814
155,500	USA Truck, Inc.*	2,760,125
223,740	World Air Holdings, Inc.*	1,635,539
		7,705,516

	TOTAL COMMON STOCKS (Cost $178,710,769)	232,771,290

Principal Amount	SHORT-TERM SECURITIES - 8.7%
	Variable Rate Demand Notes - 8.7%
8,755,526	American Family Demand Note 2.105% #	8,755,526
6,031,088	U.S. Bank Demand Note 2.300% #	6,031,088
7,559,669	Wisconsin Corporate Central Credit Union Demand Note 2.220% #	7,559,669
		22,346,283
	TOTAL SHORT-TERM SECURITIES (Cost $22,346,283)	22,346,283

	TOTAL INVESTMENTS (Cost $201,057,052) 99.4%	255,117,573

	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.6%	1,573,176

	TOTAL NET ASSETS - 100.0%	$ 256,690,749

*	Non-income producing security.
ADR	American Depository Receipt
#
Denotes variable rate demand notes. Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of January 31, 2005.

•	Investments in Securities of Unaffiliated Issuers [17 CFR 210.12-12];
•	Investments - Securities Sold Short [17 CFR 210.12-12A];
•	Open Option Contracts Written [17 CFR 210.12-12B];
•	Investments Other Than Securities [17 CFR 210.12-13]; and/or
•	Investments in and Advances to Affiliates [17 CFR 210.12-14]

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title) /s/ Michael J. Corbett
Michael J. Corbett, President

Date  March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael J. Corbett
Michael J. Corbett, President

Date  March 28, 2005

By (Signature and Title)*   /s/ Michael J. Corbett
Michael J. Corbett, Treasurer

Date  March 28, 2005

* Print the name and title of each signing officer under his or her signature.